Cove Street Capital Small Cap Value Fund
Cove Street Capital Small Cap Value Fund
Investment Objective
The Cove Street Capital Small Cap Value Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Cove Street Capital Small Cap Value Fund Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cove Street Capital Small Cap Value Fund Institutional Class Shares
Management Fees	0.85%
Other Expenses	0.35%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.22%	[1]
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund's Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available shareholder servicing plan fees or acquired fund fees and expenses ("AFFE").

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Cove Street Capital Small Cap Value Fund | Institutional Class Shares | USD ($)	124	387	670	1,477

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a limited number of equity securities of small capitalization companies.  The equity securities in which the Fund invests include common stocks, preferred stocks, and real estate investment trusts (“REITs”).  The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, in the range of $50 million to $5 billion.  Although the Fund will invest primarily in the equity securities of U.S. companies, the Fund may also invest up to 20% of its assets in the securities of foreign companies, including common and preferred stocks.  From time to time, the Fund may focus its investments in securities of companies in the same economic sector.  The Fund’s investment strategy involves a value-oriented focus on preservation of capital over the long term using a “bottom-up” approach. The Fund may show increased portfolio turnover in a given year in order to reflect tax strategies that reduce its realized gains and losses for the benefit of the shareholders.

Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if Cove Street Capital, LLC (“Cove Street” or “Adviser”) cannot successfully implement the Fund’s investment strategies.

Concentration Risk.  The Fund may have a relatively high concentration of assets in a single or small number of issuers, which may reduce the Fund’s diversification and result in increased volatility.

Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Small-Cap Companies Risk.  Investing in securities of small-sized companies may involve greater price volatility and less liquidity than investing in larger and more established companies.  The Fund may hold a significant percentage of a company’s outstanding shares and may have to sell them at a discount from quoted prices.

Foreign Securities Risk.  Investments in securities issued by foreign companies involves risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices, including fluctuations in foreign currencies.

Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains than if the Fund had a low portfolio turnover. This may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.  Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31,  2017 .  Following the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual total returns over time compared with broad-based securities market indices.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance information is available at www.covestreetfunds.com or by calling (866) 497-0097.

Calendar Year Total Returns as of December 31:

Best Quarter	Worst Quarter
Q2 2009 33.09%	Q4 2008 (26.42)%

Average Annual Total Returns for the periods ended December 31, 2017
Average Annual Returns - Cove Street Capital Small Cap Value Fund	Label	Average Annual Returns, 1 Year [1]	Average Annual Returns, 5 Years [1]	Average Annual Returns, 10 Years [1]	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date [1]
Institutional Class Shares	Institutional Class Shares Return Before Taxes	5.74%	10.06%	8.05%	10.66%	Sep. 30, 1998
After Taxes on Distributions | Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions	4.62%	8.38%	7.18%	9.73%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	3.44%	7.54%	6.33%	8.96%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%	9.21%	Sep. 30, 1998
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	7.84%	13.01%	8.17%	9.84%	Sep. 30, 1998
[1]	The CSC Small Cap Value Fund, a series of CNI Charter Funds, (the "Predecessor Fund") transferred into the Fund in a tax-free reorganization on January 23, 2012. Performance information shown includes the performance of the Predecessor Fund for periods prior to January 23, 2012.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).